Schedule of Investments(a)
May 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.97%
Agricultural & Farm Machinery–1.20%
Deere & Co.	178,090	$64,308,299
Application Software–3.98%
Coupa Software, Inc.(b)	121,972	29,053,730
DocuSign, Inc.(b)	172,721	34,824,008
HubSpot, Inc.(b)	142,415	71,831,278
Synopsys, Inc.(b)	154,623	39,326,814
Trade Desk, Inc. (The), Class A(b)	66,207	38,938,985
		213,974,815
Asset Management & Custody Banks–2.54%
BlackRock, Inc.	72,431	63,524,884
KKR & Co., Inc., Class A	1,311,085	73,014,324
		136,539,208
Auto Parts & Equipment–1.09%
Aptiv PLC(b)	389,118	58,531,130
Automobile Manufacturers–0.98%
General Motors Co.(b)	884,722	52,472,862
Biotechnology–0.46%
Alnylam Pharmaceuticals, Inc.(b)	172,589	24,505,912
Casinos & Gaming–1.65%
Caesars Entertainment, Inc.(b)	624,286	67,079,531
DraftKings, Inc., Class A(b)	430,618	21,509,369
		88,588,900
Construction Machinery & Heavy Trucks–1.25%
Caterpillar, Inc.	278,879	67,232,149
Copper–1.53%
Freeport-McMoRan, Inc.	1,920,478	82,042,820
Data Processing & Outsourced Services–6.84%
Mastercard, Inc., Class A	443,580	159,946,076
PayPal Holdings, Inc.(b)	797,424	207,346,189
		367,292,265
Diversified Chemicals–0.87%
Eastman Chemical Co.	375,166	47,045,816
Diversified Metals & Mining–0.76%
Rio Tinto PLC, ADR (Australia)(c)	466,747	40,807,690
Electrical Components & Equipment–1.39%
Generac Holdings, Inc.(b)	227,006	74,621,412
Fertilizers & Agricultural Chemicals–0.75%
Corteva, Inc.	888,071	40,407,231
Financial Exchanges & Data–0.66%
Coinbase Global, Inc., Class A(b)(c)	15,361	3,633,491
MSCI, Inc.	67,693	31,689,124
		35,322,615
Footwear–0.94%
NIKE, Inc., Class B	371,181	50,651,359
Shares		Value
General Merchandise Stores–0.50%
Target Corp.	118,627	$26,918,839
Health Care Equipment–4.36%
Abbott Laboratories	276,780	32,286,387
Danaher Corp.	334,070	85,568,690
IDEXX Laboratories, Inc.(b)	66,765	37,262,214
Intuitive Surgical, Inc.(b)	53,478	45,038,102
Zimmer Biomet Holdings, Inc.	201,148	33,859,243
		234,014,636
Health Care Facilities–0.51%
HCA Healthcare, Inc.	127,114	27,302,816
Health Care Supplies–1.43%
Align Technology, Inc.(b)	60,507	35,708,206
West Pharmaceutical Services, Inc.	117,702	40,902,622
		76,610,828
Homefurnishing Retail–0.65%
RH(b)(c)	54,420	34,885,941
Hotels, Resorts & Cruise Lines–0.77%
Travel + Leisure Co.	632,080	41,180,012
Industrial Machinery–0.27%
Chart Industries, Inc.(b)	99,689	14,548,613
Interactive Home Entertainment–1.08%
Activision Blizzard, Inc.	595,610	57,923,073
Interactive Media & Services–10.84%
Alphabet, Inc., Class C(b)	134,862	325,227,805
Facebook, Inc., Class A(b)	673,522	221,406,887
Snap, Inc., Class A(b)	570,097	35,414,425
		582,049,117
Internet & Direct Marketing Retail–9.15%
Amazon.com, Inc.(b)	145,270	468,215,379
Chewy, Inc., Class A(b)(c)	315,225	23,206,864
		491,422,243
Internet Services & Infrastructure–1.84%
Okta, Inc.(b)	89,845	19,985,122
Shopify, Inc., Class A (Canada)(b)	31,465	39,106,904
Twilio, Inc., Class A(b)	117,792	39,578,112
		98,670,138
Investment Banking & Brokerage–0.66%
Goldman Sachs Group, Inc. (The)	95,639	35,579,621
Life Sciences Tools & Services–1.36%
10X Genomics, Inc., Class A(b)	127,437	22,938,660
Agilent Technologies, Inc.	363,626	50,227,659
		73,166,319
Managed Health Care–2.18%
UnitedHealth Group, Inc.	284,181	117,059,838

See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Shares		Value
Movies & Entertainment–1.46%
Netflix, Inc.(b)	53,718	$27,009,947
Walt Disney Co. (The)(b)	287,401	51,344,189
		78,354,136
Oil & Gas Exploration & Production–0.72%
APA Corp.	1,852,866	38,539,613
Personal Products–1.01%
Estee Lauder Cos., Inc. (The), Class A	177,769	54,489,754
Pharmaceuticals–0.56%
Catalent, Inc.(b)	288,422	30,235,278
Regional Banks–0.92%
SVB Financial Group(b)	85,095	49,601,025
Restaurants–1.12%
Chipotle Mexican Grill, Inc.(b)	43,925	60,264,222
Semiconductor Equipment–4.97%
Applied Materials, Inc.	813,155	112,321,100
ASML Holding N.V., New York Shares (Netherlands)	129,472	87,454,452
Lam Research Corp.	103,605	67,327,709
		267,103,261
Semiconductors–8.13%
Advanced Micro Devices, Inc.(b)	657,334	52,639,307
Marvell Technology, Inc.	602,164	29,084,521
Microchip Technology, Inc.	360,053	56,510,318
Monolithic Power Systems, Inc.	208,445	71,521,648
NVIDIA Corp.	168,229	109,311,840
NXP Semiconductors N.V. (China)	305,875	64,668,092
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	450,938	52,922,084
		436,657,810
Systems Software–9.29%
Cloudflare, Inc., Class A(b)(c)	567,875	46,599,823
Crowdstrike Holdings, Inc., Class A(b)	186,762	41,489,178
Microsoft Corp.	1,407,606	351,451,066
ServiceNow, Inc.(b)	124,994	59,232,157
		498,772,224
Shares		Value
Technology Hardware, Storage & Peripherals–4.58%
Apple, Inc.	1,974,410	$246,031,230
Trading Companies & Distributors–1.26%
United Rentals, Inc.(b)	202,145	67,508,344
Trucking–1.46%
Old Dominion Freight Line, Inc.	105,550	28,018,248
Uber Technologies, Inc.(b)	990,217	50,332,730
		78,350,978
Total Common Stocks & Other Equity Interests (Cost $3,286,521,145)		5,261,584,392
Money Market Funds–1.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	22,366,759	22,366,759
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	15,969,787	15,976,175
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	25,562,010	25,562,010
Total Money Market Funds (Cost $63,904,944)		63,904,944
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.16% (Cost $3,350,426,089)		5,325,489,336
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.14%
Invesco Private Government Fund, 0.01%(d)(e)(f)	24,470,261	24,470,261
Invesco Private Prime Fund, 0.09%(d)(e)(f)	36,690,716	36,705,392
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,175,653)		61,175,653
TOTAL INVESTMENTS IN SECURITIES–100.30% (Cost $3,411,601,742)		5,386,664,989
OTHER ASSETS LESS LIABILITIES—(0.30)%		(16,281,166)
NET ASSETS–100.00%		$5,370,383,823
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$247,823,612	$(225,456,853)	$-	$-	$22,366,759	$2,148
Invesco Liquid Assets Portfolio, Institutional Class	-	177,016,866	(161,040,550)	-	(141)	15,976,175	2,119
Invesco Treasury Portfolio, Institutional Class	-	283,226,985	(257,664,975)	-	-	25,562,010	890
See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$42,559,196	$(18,088,935)	$-	$-	$24,470,261	$36*
Invesco Private Prime Fund	-	49,619,323	(12,913,931)	-	-	36,705,392	820*
Total	$-	$800,245,982	$(675,165,244)	$-	$(141)	$125,080,597	$6,013

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,261,584,392	$—	$—	$5,261,584,392
Money Market Funds	63,904,944	61,175,653	—	125,080,597
Total Investments	$5,325,489,336	$61,175,653	$—	$5,386,664,989
Invesco Capital Appreciation Fund